Fair values of financial instruments not carried at fair value	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value	12Fair values of financial instruments carried at fair value
Control framework
Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk taker.
Where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or validation is used. For inactive markets, HSBC sources alternative market information, with greater weight given to information that is considered to be more relevant and reliable. Examples of the factors considered are price observability, instrument comparability, consistency of data sources, underlying data accuracy and timing of prices.
For fair values determined using valuation models, the control framework includes development or validation by independent support functions of the model logic, inputs, model outputs and adjustments. Valuation models are subject to a process of due diligence before becoming operational and are calibrated against external market data on an ongoing basis. Fair value adjustments are applied where additional factors are not incorporated into the primary product valuation model.
The majority of financial instruments measured at fair value are in MSS. MSS’s fair value governance structure comprises its Finance function and
Valuation Committees. Finance is responsible for establishing procedures governing valuation and ensuring fair values are in compliance with accounting standards. The fair values are reviewed by the Valuation Committees, which consist of independent support functions.
Financial liabilities measured at fair value
In certain circumstances, HSBC records its own debt in issue at fair value, based on quoted prices in an active market for the specific instrument.
When quoted market prices are unavailable, the own debt in issue is valued using valuation techniques, the inputs for which are either based on quoted prices in an inactive market for the instrument or are estimated by comparison with quoted prices in an active market for similar instruments. In both cases, the fair value includes the effect of applying the credit spread that is appropriate to HSBC’s liabilities. The change in fair value of issued debt securities attributable to the Group’s own credit spread is computed as follows: for each security at each reporting date, an externally verifiable price is obtained or a price is derived using credit spreads for similar securities for the same issuer. Then, using discounted cash flow, each security is valued using an appropriate market discount curve. The difference in the valuations is attributable to the Group’s own credit spread. This methodology is applied consistently across all securities.
Structured notes issued and certain other hybrid instruments are reported as financial liabilities designated at fair value. The credit spread applied to these instruments is derived from the spreads at which HSBC issues structured notes.
Gains and losses arising from changes in the credit spread of liabilities issued by HSBC, recorded in other comprehensive income, reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount.
Fair value hierarchy
Fair values of financial assets and liabilities are determined according to the following hierarchy:
–Level 1 – valuation technique using quoted market price. These are financial instruments with quoted prices for identical instruments in active markets that HSBC can access at the measurement date.
–Level 2 – valuation technique using observable inputs. These are financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets and financial instruments valued using models where all significant inputs are observable.
–Level 3 – valuation technique with significant unobservable inputs. These are financial instruments valued using valuation techniques where one or more significant inputs are unobservable.

Financial instruments carried at fair value and bases of valuation
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	267,638	92,418	6,097	366,153	236,593	71,574	6,675	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	46,436	61,267	25,360	133,063	39,331	56,694	19,744	115,769
Derivatives	1,798	233,759	2,183	237,740	1,859	264,629	2,149	268,637
Financial investments	300,795	81,522	2,805	385,122	258,371	78,088	2,734	339,193
Liabilities
Trading liabilities	46,579	25,476	67	72,122	42,038	23,160	784	65,982
Financial liabilities designated at fair value	1,370	146,353	10,733	158,456	2,152	127,458	9,117	138,727
Derivatives	1,853	232,559	3,442	237,854	1,088	260,518	2,842	264,448
There were no material transfers between Level 1 and Level 2 during the reporting period.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	26	87	—	113	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,327	24	—	6,351	2,967	9,018	2,575	14,560
Derivatives	—	9	5	14	—	36	—	36
Financial investments	157	44	—	201	2,651	5,345	504	8,500
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	1,345	—	—	1,345	—	130	—	130
Derivatives	—	13	3	16	—	19	—	19
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	595	1	20,364	—	20,960	—	1	—	1
Structured notes	—	—	—	—	—	—	10,617	—	10,617
Other derivatives	—	—	—	2,183	2,183	—	—	3,442	3,442
Bonds	2,111	3,356	2,008	—	7,475	41	—	—	41
Loans	21	1,667	1,565	—	3,253	11	—	—	11
Other portfolios	78	1,073	1,423	—	2,574	15	115	—	130
At 31 Dec 2025	2,805	6,097	25,360	2,183	36,445	67	10,733	3,442	14,242
Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Bonds	1,978	2,173	758	—	4,909	27	—	—	27
Loans	22	2,383	1,277	—	3,682	3	—	—	3
Other portfolios	182	2,118	1	—	2,301	754	3	—	757
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743
Private equity including strategic investments
The fair value of a private equity investment (including strategic investments) is estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors; by reference to market valuations for similar entities quoted in an active market; the price at which similar companies have changed ownership; or from published net asset values (‘NAV’) received. If necessary, adjustments are made to the NAV of funds to obtain the best estimate of fair value.
Structured notes
The fair value of Level 3 structured notes is derived from the fair value of the underlying debt security, and the fair value of the embedded derivative is determined as described in the paragraph below on derivatives. These structured notes comprise principally equity-linked notes issued by HSBC, which provide the counterparty with a return linked to the performance of equity securities and other portfolios. Examples of the unobservable parameters include long-dated equity volatilities and correlations between equity prices, and interest and foreign exchange rates.
Derivatives
OTC derivative valuation models calculate the present value of expected future cash flows, based upon ‘no arbitrage’ principles. For many vanilla derivative products, the modelling approaches used are standard across the industry. For more complex derivative products, there may be some differences in market practice. Inputs to valuation models are determined from observable market data wherever possible, including prices available from exchanges, dealers, brokers or providers of consensus pricing. Certain inputs may not be observable in the market directly, but can be determined from observable prices via model calibration procedures or estimated from historical data or other sources.
Bonds and loans
The fair value input for bonds and secondary market loans is price, determined utilising market standard valuation techniques such as price-based, discounted cash flows, and internal models. Where uncertainty of inputs and assumptions exist in the determination of a fair value price and are significant, the position will be considered Level 3. Examples of such inputs are credit spreads, interest rate spreads, choice of comparables, earning projections and liquidity/observability of the underlying currency.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains/(losses) recognised in profit or loss	4	154	1,487	1,291	(4)	919	2,210
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	154	—	1,291	(4)	919	2,210
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	1,478	—	—	—	—
– other income/(losses)	4	—	9	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	255	236	84	150	21	608	174
Purchases[2]	2,100	4,151	4,673	—	83	—	—
New issuances	—	181	—	—	—	8,542	—
Sales	(195)	(2,679)	(389)	—	(19)	—	—
Settlements	(347)	(1,814)	(1,727)	(1,073)	(331)	(5,352)	(1,632)
Transfers out	(2,008)	(2,018)	(1,312)	(901)	(498)	(5,282)	(831)
Transfers in3	262	1,211	2,800	567	31	2,181	679
At 31 Dec 2025	2,805	6,097	25,360	2,183	67	10,733	3,442
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2025	—	309	309	1,320	(19)	(1,034)	(2,304)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	309	—	1,320	(19)	—	(2,304)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	302	—	—	—	—
– other income/(losses)	—	—	7	—	—	(1,034)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains/(losses) recognised in profit or loss	(9)	280	896	1,037	18	496	1,268
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	280	—	1,037	18	496	1,268
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	684	—	—	—	—
– other income/(losses)	(9)	—	212	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(78)	(115)	(39)	(36)	(18)	(45)	(53)
Purchases	1,670	4,170	6,261	—	924	—	—
New issuances	—	—	—	—	—	6,521	—
Sales	(97)	(1,477)	(649)	—	(295)	—	—
Settlements	(1,011)	(967)	(6,476)	(897)	(307)	(4,750)	(568)
Transfers out	(438)	(429)	(278)	(777)	(29)	(6,048)	(1,346)
Transfers in	79	907	241	753	13	2,015	972
At 31 Dec 2024	2,734	6,675	19,744	2,149	784	9,117	2,842
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2024	—	(150)	11	(1,377)	(6)	(94)	(1,343)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(150)	—	(1,377)	(6)	—	(1,343)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(38)	—	—	—	—
– other income/(losses)	—	—	49	—	—	(94)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Purchases were predominantly due to the growth of the Insurance business over the period.
3Includes $2.3bn of transfers in representing enhancements to the application of the levelling methodology, primarily impacting the Insurance business.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers are primarily attributable to changes in price transparency and in the assessment of observability.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of fair values to reasonably possible alternative assumptions
	2025				2024
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	483	(295)	—	—	481	(313)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,750	(1,434)	—	—	1,434	(1,141)	—	—
Financial investments	—	—	49	(49)	21	(21)	47	(50)
At 31 Dec	2,233	(1,729)	49	(49)	1,936	(1,475)	47	(50)
1‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these instruments are risk-managed.The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the above table reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2025.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2025		2024
	Assets	Liabilities	Key valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	20,960	1	Price – Net asset value	Current Value/Cost	0	75	0	291
Structured notes	—	10,617
– equity-linked notes	—	7,773	Model – Option model	Equity volatility	5%	132%	6%	70%
			Model – Option model	Equity correlation	10%	100%	15%	100%
– Foreign exchange-linked notes	—	862	Model – Option model	Foreign exchange volatility	3%	56%	3%	35%
– other structured notes	—	1,982
Derivatives	2,183	3,442
– interest rate derivatives	745	966
securitisation swaps	98	358	Model - Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	4	3	Model – Option model	Interest rate volatility	5%	20%	9%	30%
other interest rate derivatives	643	605
– Foreign exchange derivatives	678	640
Foreign exchange options	320	299	Model – Option model	Foreign exchange volatility	0%	22%	1%	26%
other foreign exchange derivatives	358	341
– equity derivatives	584	1,315
long-dated single stock options	110	476	Model – Option model	Equity volatility	5%	100%	6%	118%
other equity derivatives	474	839
– credit derivatives	146	498
total return swaps	56	345	Market proxy	Price	68	102	0	104
other credit derivatives	90	153
– other derivatives	30	23
Bonds	7,475	41	Market proxy	Price	0	3,342	0	140
Loans	3,253	11	Market proxy	Price	0	112	0	103
Other portfolios[2]	2,574	130
At 31 Dec 2025	36,445	14,242
1‘Private equity including strategic investments’ includes private equity, private credit and private equity fund, primarily held as part of our Insurance business and for strategic investments.
2‘Other portfolios’ includes a range of smaller asset holdings.
The range of values above shows the highest and lowest unobservable inputs that have been used to value significant Level 3 exposures and reflects the diversity of the underlying financial instruments in scope and subsequent differentiation in pricing.
Private equity including strategic investments
The ‘private equity’ holdings include private equity investments and private equity funds held as limited partners. The key unobservable input is the current value of the underlying positions, determined using valuation techniques in line with the International Private Equity and Venture Capital
Valuation Guidelines. The inputs represented are an appropriate range of inputs normalised across different exposure types.
Prepayment rates
Prepayment rates are a measure of the anticipated future speed at which a loan portfolio will be repaid in advance of the due date. They vary according to the nature of the loan portfolio and expectations of future market conditions, and may be estimated using a variety of evidence, such as prepayment rates implied from proxy observable security prices, current or historical prepayment rates and macroeconomic modelling.
Market proxy
Market proxy pricing may be used for an instrument when specific market pricing is not available but there is evidence from instruments with common characteristics. In some cases it might be possible to identify a specific proxy, but more generally evidence across a wider range of instruments will be used to understand the factors that influence current market pricing and the manner of that influence.
Volatility
Volatility is a measure of the anticipated future variability of a market price. It varies by underlying reference market price, and by strike and maturity of the option. Certain volatilities, typically those of a longer-dated nature, are unobservable and are estimated from observable data. The range of unobservable volatilities reflects the wide variation in volatility inputs by reference market price.
Correlation
Correlation is a measure of the inter-relationship between two market variables and is expressed as a number between minus one and one. It is used to value more complex instruments where the payout is dependent upon more than one market variable. There is a wide range of instruments for which correlation is an input, and consequently a wide range of both same-asset correlations and cross-asset correlations is used.
In general, the range of same-asset correlations will be narrower than the range of cross-asset correlations.
Unobservable correlations may be estimated based upon a range of evidence, including consensus pricing services, HSBC trade prices, proxy correlations and examination of historical price relationships. The range of unobservable correlations quoted in the table reflects the wide variation in correlation inputs by market variable pair.
Inter-relationships between key unobservable inputs
Key unobservable inputs to Level 3 financial instruments may not be independent of each other. As described above, market variables may be correlated. This correlation typically reflects the manner in which different markets tend to react to macroeconomic or other events. Furthermore, the effect of changing market variables on the HSBC portfolio will depend on HSBC’s net risk position in respect of each variable.
HSBC Holdings

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	$m	$m	$m	$m	$m	$m
Recurring fair value measurement
Assets at 31 Dec
Trading assets	—	—	—	709	—	709
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	67,217	67,217	—	61,286	61,286
Derivatives	—	1,942	1,942	—	3,054	3,054
Liabilities at 31 Dec
Financial liabilities designated at fair value	—	52,907	52,907	—	41,582	41,582
Derivatives	—	3,451	3,451	—	5,340	5,340

13	Fair values of financial instruments not carried at fair value

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2025
Assets
Loans and advances to banks	108,462	—	107,906	546	108,452
Loans and advances to customers[1]	988,399	—	14,363	966,429	980,792
Reverse repurchase agreements – non-trading	298,392	—	298,545	—	298,545
Financial investments – at amortised cost	182,089	148,925	31,475	1,283	181,683
Liabilities
Deposits by banks	97,952	—	97,981	—	97,981
Customer accounts	1,786,828	—	1,787,070	—	1,787,070
Repurchase agreements – non-trading	204,974	—	204,966	—	204,966
Debt securities in issue	99,675	—	99,530	1,490	101,020
Subordinated liabilities	28,406	—	31,617	—	31,617

At 31 Dec 2024
Assets
Loans and advances to banks	102,039	—	101,007	1,048	102,055
Loans and advances to customers	930,658	—	11,435	906,208	917,643
Reverse repurchase agreements – non-trading	252,549	—	252,598	—	252,598
Financial investments – at amortised cost	153,973	120,843	29,493	724	151,060
Liabilities
Deposits by banks	73,997	—	74,025	—	74,025
Customer accounts	1,654,955	—	1,655,151	—	1,655,151
Repurchase agreements – non-trading	180,880	—	180,873	—	180,873
Debt securities in issue	105,785	—	105,689	954	106,643
Subordinated liabilities	25,958	—	28,262	—	28,262
1Includes loans and advances to customers with observable inputs and short maturities.

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2025
Assets
Loans and advances to banks	45	—	45	—	45
Loans and advances to customers	3,493	—	1,303	2,190	3,493
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	93	84	9	—	93
Liabilities
Deposits by banks	131	—	131	—	131
Customer accounts	16,173	—	16,173	—	16,173
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	495	—	495	—	495
Subordinated liabilities	—	—	—	—	—

At 31 Dec 2024
Assets
Loans and advances to banks	144	—	144	—	144
Loans and advances to customers	977	—	11	966	977
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	5,399	—	5,399	—	5,399
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	—	—	—	—	—
Subordinated liabilities	—	—	—	—	—
Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value. They include cash and balances at central banks, Hong Kong Government certificates of indebtedness and Hong Kong currency notes in circulation, all of which are measured at amortised cost.
Valuation
Fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This may be different from the theoretical economic value attributed from an instrument’s cash flows over its expected future life. Our valuation methodologies and assumptions in determining fair values for which no observable market prices are available may differ from those of other companies.
Loans and advances to banks and customers
To determine the fair value of loans and advances to banks and customers, loans are segregated into portfolios of similar characteristics. Fair values are based on observable market transactions, when available. When they are unavailable, fair values are estimated using valuation models incorporating a range of input assumptions. These assumptions may include: value estimates from third-party brokers reflecting over-the-counter trading activity; forward-looking discounted cash flow models, taking account of expected customer prepayment rates, using assumptions that
HSBC believes are consistent with those that would be used by market participants in valuing such loans; recent origination pricing for similar loans; and trading inputs from other market participants including observed primary and secondary trades. From time to time, we may engage a third-party valuation specialist to measure the fair value of a pool of loans.
The fair value of loans reflects expected credit losses at the balance sheet date and estimates of market participants’ expectations of credit losses over the life of the loans, and the fair value effect of repricing between origination and the balance sheet date. For credit-impaired loans, fair value is estimated by discounting the future cash flows over the time period they are expected to be recovered.
Financial investments
The fair values of listed financial investments are determined using bid market prices. The fair values of unlisted financial investments are determined using valuation techniques that incorporate the prices and future earnings streams of equivalent quoted securities.
Deposits by banks and customer accounts
The fair values of on-demand deposits are approximated by their carrying amount. For deposits with longer-term maturities, fair values are estimated using discounted cash flows, applying current rates offered for deposits of similar remaining maturities.
Debt securities in issue and subordinated liabilities
Fair values in debt securities in issue and subordinated liabilities are determined using quoted market prices at the balance sheet date where available, or by reference to quoted market prices for similar instruments.
Repurchase and reverse repurchase agreements – non-trading
Carrying amounts of repurchase and reverse repurchase agreements that are held on a non-trading basis provide approximate fair values. This is due to the fact that balances are generally short dated.
HSBC Holdings
The methods used by HSBC Holdings to determine fair values of financial instruments for the purposes of measurement and disclosure are described above.

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2025		2024
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	40,500	41,288	37,677	38,359
Financial investments – at amortised cost	15,470	15,470	10,328	10,335
Liabilities at 31 Dec
Debt securities in issue	69,024	70,533	64,320	65,123
Subordinated liabilities	26,114	29,073	23,548	25,911
1Fair values (other than Financial investments which are Level 1) were determined using valuation techniques with observable inputs (Level 2).